Right-of-Use Assets and Operating Lease Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of non-current assets held for sale and discontinued operations [text block] [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
9.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The carrying amounts of right-of-use assets are as below:

	2020	2019
As at January 1	$6,173,590	$5,927,711
New leases	532,978	2,321,780
Depreciation expense	(2,506,446)	(2,583,318)
Exchange difference	(9,771)	507,417
Net book amount at December 31	$4,190,351	$6,173,590

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during year 2020 and 2019 was 3.25% and 4.08%, respectively.

During the year ended December 31, 2020, interest expense of $146,723 arising from lease liabilities was included in finance costs. Depreciation expense related to right-of-use assets was $2,506,446 during the year ended December 31, 2020.